UNSECURED CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2025
Unsecured Convertible Notes
UNSECURED CONVERTIBLE NOTES

NOTE 10 – UNSECURED CONVERTIBLE NOTES

Unsecured convertible notes consisted of the following at December 31, 2025 and December 31, 2024, in thousands:

	December 31, 2025	December 31, 2024
2024 unsecured convertible note, 4% coupon, due December 2025	$—	$4,050
Unsecured convertible note, 4% coupon, due June 2026*	—	—
Unsecured convertible note, 4% coupon, due July 2026**	3,148	—
Unsecured convertible note, 4% coupon, due October 2026***	1,082	—
Less current portion	(4,230)	(4,050)
Total unsecured convertible note, long term	$—	$—

*	Represents the Second Tranche Note (as described in this Note 10)
**	Represents the Third Tranche Note (as described in this Note 10)
***	Represents the Fourth Tranche Note (as described in this Note 10)

Unsecured convertible note due December 2025 - 2024 Convertible Note

During the year ended December 31, 2024, the Company entered into the Securities Purchase Agreement as described in Note 2 above pursuant to which the Company may issue a series of convertible notes for an aggregate principal not to exceed $36.0 million. During the year ended December 31, 2024, the Company issued a single convertible note in a principal amount of $4.5 million, (as defined above, the “2024 Convertible Note”) of which $4.1 million was funded as of December 31, 2024, representing an original issue discount of ten percent. Interest is payable quarterly at the Company’s option and shall either be (i) paid in cash; (ii) paid-in-kind in shares of common stock; or (iii) compound and become additional principal outstanding. The Company recorded $14 thousand of accrued interest expense in the year ended December 31, 2024. During the three months ended March 31, 2025 the $14 thousand of paid-in-kind interest was rolled into the principal balance of the 2024 Convertible note.

The 2024 Convertible Note is accounted for as a single liability measured at fair value in accordance with ASC 825-10. At March 31, 2025, the Company valued the 2024 Convertible Note using the Monte-Carlo valuation model. See Note 2.

In June 2025, the outstanding principal and interest of the 2024 Convertible Note was converted into 2,538,939 shares of the Company’s common stock, settling in full the Company’s repayment obligations related to that note. Immediately prior to the conversions, the Company remeasured the liability to its fair value as of the conversion date. The Company recognized a loss of $626 thousand related to the change in the fair value of the 2024 Convertible Note recorded in Loss from change in fair value of financial instruments on the consolidated statements of operations for the twelve months ended December 31, 2025, respectively.

Unsecured convertible note due June 2026 - Second Tranche Note

In June 2025, the Company issued a second convertible note (the “Second Tranche Note”) in accordance with the terms of the Securities Purchase Agreement in the principal amount of $1.5 million, for a purchase price of $1.4 million, representing an original issue discount of ten percent, which matures on June 13, 2026. The Second Tranche Note was recorded at a fair value of $1.4 million. The Company recorded a loss of $124 thousand on the change in fair value of the Second Tranche Note in the three months ended June 30, 2025.

In July 2025, $1.1 million of the outstanding principal and accrued interest of the Second Tranche Note was converted into 988,240 shares of the Company’s common stock. Immediately prior to the conversions, the Company remeasured the liability to its fair value as of the conversion date. The Company recorded a loss of $6 thousand related to the change in fair value as of the conversion date. In August 2025, the remaining $0.4 million of the outstanding principal and accrued interest of the Second Tranche Note was converted into 344,242 shares of the Company’s common stock. Immediately prior to the conversion, the Company remeasured the liability to its fair value at the conversion date. The Company recorded a loss of $12 thousand related to the change in fair value as of the conversion date. The Company recorded a loss of $142 thousand for the twelve months ended December 31, 2025.

Unsecured convertible note due July 2026 - Third Tranche Note

In July 2025, the Company issued a third convertible note, (the “Third Tranche Note”), in accordance with the terms of the Securities Purchase Agreement, in the principal amount of $3.0 million, for a purchase price of $2.7 million, representing an original issue discount of ten percent, which matures on July 21, 2026. The Third Tranche Note was recorded at an initial fair value of $2.9 million. The Company recorded a loss of $449 thousand on the change in fair value of the Third Tranche Note in the twelve months ended December 31, 2025.

Unsecured convertible note due October 2026 - Fourth Tranche Note

In October 2025, the Company issued a fourth convertible note, (the “Fourth Tranche Note”) in accordance with the Securities Purchase Agreement, in the principal amount of $2.2 million, for a purchase price of $2.0 million, representing an original issue discount of ten percent, which matures on October 16, 2026. The Fourth Tranche Note was recorded at an initial fair value of $2.2 million. The Company recorded a loss of $200 thousand on the change in fair value of the Fourth Tranche Note at issuance. In December 2025, $1.2 million of the outstanding principal and accrued interest of the Fourth Tranche Note was converted into 1,604,091 shares of the Company’s common stock. Immediately prior to the conversions, the Company remeasured the liability to its fair value as of the conversion date and recorded a gain of $10 thousand related to the change in fair value as of the conversion date. The Company recorded a loss of $272 thousand on the change in fair value for the twelve months ended December 31, 2025.